Nature of Expenses	12 Months Ended
Dec. 31, 2018
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Nature of Expenses

NOTE 5	NATURE OF EXPENSES

Accounting Policies

Cost of goods sold represents the cost of purchasing products for resale and costs primarily incurred at, and charged to, producing facilities.

The primary components of selling and general and administrative expenses are compensation, other employee costs, depreciation and amortization, other operating leases and fleet fuel, repairs and maintenance.

Supporting Information

Expenses by nature were comprised of:

	Cost of Goods Sold		Other		Total
	2018	2017	2018	2017	2018	2017
		(Note 33)		(Note 33)		(Note 33)
Purchased and produced raw materials and product for resale [1]	$11,145	$1,724	$–	$–	$11,145	$1,724
Depreciation and amortization	1,038	655	554	37	1,592	692
Employee costs [2]	713	563	1,236	113	1,949	676
Freight (direct and indirect)	303	–	631	372	934	372
Impairment of property, plant and equipment (Note 16)	–	305	–	–	–	305
Offsite warehouse costs [3]	–	–	69	47	69	47
Railcar and vessel costs [3]	–	–	131	102	131	102
Merger and related costs	–	–	170	84	170	84
Other operating leases	38	–	110	–	148	–
Fleet fuel, repairs and maintenance	–	–	183	–	183	–
Other	143	69	699	121	842	190
Total	$13,380	$3,316	$3,783	$876	$17,163	$4,192
Expenses included in:
Freight, transportation and distribution					$864	$537
Cost of goods sold					13,380	3,316
Selling expenses					2,337	29
General and administrative expenses					539	185
Other expenses					43	125

1

Significant expenses include: contract services, supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients and protection products, and seed).

2

Includes employee benefits and share-based compensation. In 2018, employee costs also include a $157 gain on curtailment of defined benefit pension and other post-retirement benefit plans (“Defined Benefit Plans Curtailment Gain”) as described in Note 28.

3	Includes expenses relating to operating leases.